FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Assets and liabilities measured at fair value on a recurring basis
Equity securities with readily determinable values	$ 2,006	$ 2,034
Total debt securities	1,175	1,676
Derivative Asset, Subject to Master Netting Arrangement, after Offset	53	219
Total assets	3,234	3,929
Contingent Consideration Liability	3,017	6,126
Derivative Liability, Subject to Master Netting Arrangement, after Offset	192	22
Total liabilities	3,209	6,148
Obligation to Return	4	12
Right to Reclaim	$ 1,039	$ 735
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other noncurrent assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities
Prepaid Expenses and Other Current Assets
Assets and liabilities measured at fair value on a recurring basis
Derivative Asset, Subject to Master Netting Arrangement, after Offset		$ 102
Other noncurrent assets
Assets and liabilities measured at fair value on a recurring basis
Derivative Asset, Subject to Master Netting Arrangement, after Offset		117
fairlife
Assets and liabilities measured at fair value on a recurring basis
Payments for (Proceeds from) Previous Acquisition	$ 275
Netting Adjustment
Assets and liabilities measured at fair value on a recurring basis
Equity securities with readily determinable values	0	0
Total debt securities	0	0
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset	(222)	(370)
Contingent Consideration Liability	0	0
Derivative Liability, Subject to Master Netting Arrangement, Asset Offset	(1,256)	(1,097)
Level 1
Assets and liabilities measured at fair value on a recurring basis
Equity securities with readily determinable values	1,727	1,790
Total debt securities	0	0
Derivative Instruments, Assets, Fair Value	0	2
Total assets	1,727	1,792
Contingent Consideration Liability	0	0
Derivative Instruments, Liabilities, Fair Value	3	0
Total liabilities	3	0
Level 2
Assets and liabilities measured at fair value on a recurring basis
Equity securities with readily determinable values	188	137
Total debt securities	1,172	1,676
Derivative Instruments, Assets, Fair Value	275	587
Total assets	1,635	2,400
Contingent Consideration Liability	0	0
Derivative Instruments, Liabilities, Fair Value	1,445	1,119
Total liabilities	1,445	1,119
Level 3
Assets and liabilities measured at fair value on a recurring basis
Equity securities with readily determinable values	6	13
Total debt securities	3	0
Derivative Instruments, Assets, Fair Value	0	0
Total assets	9	13
Contingent Consideration Liability		6,126
Derivative Instruments, Liabilities, Fair Value	0	0
Total liabilities	3,017	6,126
Other
Assets and liabilities measured at fair value on a recurring basis
Equity securities with readily determinable values	85	94
Total debt securities	0	0
Derivative Instruments, Assets, Fair Value	0	0
Total assets	85	94
Contingent Consideration Liability	0	0
Derivative Instruments, Liabilities, Fair Value	0	0
Total liabilities	$ 0	$ 0